CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2022
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

11. CONVERTIBLE NOTE PAYABLE

Principal due under the convertible note payable was as follows at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Note payable	9,743,333	-
Less: debt discount	(1,994,893)	-
Note payable, net	$7,748,440	$-

On January 26, 2022, the Company, entered into a Securities Purchase Agreement (the “Note Securities Purchase Agreement”) with an accredited investor (the “Note Investor”) for the issuance and sale of a Senior Convertible Note with an initial principal amount of $33,333,333 (the “Note”) at a conversion price of $10.00 per share of Cryptyde’s common stock, par value $0.001 (the “Common Stock”)with a purchase amount of $30,000,000 and an original issue discount of $3,333,333, a warrant (the “Warrant”) to purchase up to 3,333,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock (the “Note Private Placement”). In addition, the Company issued a warrant to the placement agent to purchase up to 533,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock. The warrants vest immediately, expiring on May 16, 2027 and had an estimated fair value of $3,905,548. The Company recorded a debt discount of $7,798,881 which consists of the original issue discount of $3,333,333, the fair value of the warrants of $3,905,548 and placement agent fees of $560,000. The discount will be amortized over the term of the convertible note payable. The entire outstanding principal balance and any outstanding fees or interest shall be due and payable in full on the third anniversary of the date the note is issued, May 5, 2022 (“Maturity Date”). The Note shall not bear interest, provided, however, that the Note will bear interest at 18% per annum upon the occurrence of an event of default. Cryptyde and the Note Investor closed the transaction contemplated by the Note Securities Purchase Agreement on May 5, 2022. In connection with the Note Private Placement, Cryptyde also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Note Investor, and, upon the closing, entered into a Security Agreement, a Pledge Agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof prior to the closing of the Purchase Agreement.

On July 28, 2022, the Company entered into an Amendment Agreement (the “July 2022 Amendment Agreement”) with the Note Investor to amend the Note Securities Purchase Agreement, the Note, and that certain Registration Rights Agreement.

Pursuant to the July 2022 Amendment Agreement, the Company released an aggregate of $29,000,000 (the “Released Funds”) from the restricted funds account maintained in accordance with the Note Securities Purchase Agreement (the “Restricted Funds Account”) and, going forward, must deposit 50% of any Warrant Exercise Cash (as defined in the July 2022 Amendment Agreement) into the Restricted Funds Account. As required by the July 2022 Amendment Agreement, the Company used $22,000,000 of the Released Funds to repurchase from the Investor $22,000,000 of the principal of the Note. Pursuant to the July 2022 Amendment Agreement, the conversion price of the balance of the Note that remains was voluntarily adjusted to $1.06 (the “Adjustment”). The July 2022 Amendment Agreement also amended the Registration Rights Agreement. to require the Company to register (i) the number of shares of common stock equal to 200% of the shares issuable upon conversion of the Note and (ii) the number of shares of common stock equal to 200% of the shares issuable upon exercise of the warrant issued under the Note Securities Purchase Agreement, assuming all cash has been released from the Restricted Funds Account and the number of shares of common stock issuable upon exercise of the Warrant issued under the Note Securities Purchase Agreement has been adjusted in accordance with Section 3(c) of the warrant. The July 2022 Amendment Agreement requires the Company to register additional shares of its common stock underlying the Note. Accordingly, the Company filed a registration statement on Form S-1 dated August 12, 2022 (the “August S-1”) with the Securities and Exchange Commission. The August S-1 includes 15,050,315 shares of the Company’s common stock issuable upon the conversion of the Note as a result of the Adjustment. As of the date of this Quarterly Report, the August S-1 has not yet been declared effective.

As a result of the Adjustment, the exercise price of (i) warrants to purchase up to 773,333 shares of the Company’s common stock held by Palladium Capital Group, LLC, (ii) warrants to purchase up to 3,333,333 shares of the Company’s common stock held by the Investor, and (iii) warrants to purchase up to 1,500,000 shares of the Company’s common stock held by BHP Capital NY, Inc. was adjusted to $1.06 per share of the Company’s common stock.

The July 2022 Amendment Agreement amends the Note to permit the Company to enter into technology license agreements which obligate the Company to make cash payments of up to $10,000,000 (the “Cash Payment”) and Common Stock issuances of up to 250,000 restricted shares, provided (i) the Cash Payments are not due until at least two years after the signing of such license agreements, and (ii) the Company must enter into an intercreditor agreement in connection with each license agreement. The July 2022 Amendment Agreement also amends the Note to increase the permitted amount of a lien on indebtedness of the Company from $500,000 to $10,000,000.

The July 2022 Amendment Agreement grants the holder of the Note the right, at any time after December 27, 2023, to force the Company to redeem all or any portion of the outstanding principal, interest or penalties on the Note.

The parties also amended the Company’s carve out to its financing standstill as set forth in the July 2022 Amendment Agreement.

On September 14, 2022, the Company and the Note Investor entered into a waiver (the “Waiver”) to permit, subject to the terms and conditions set forth therein, the entry into a purchase agreement for Forever 8 Fund, LLC. Pursuant to the Waiver, the conversion price and exercise price of the Note and the Warrants, respectively, were voluntarily and irrevocably adjusted to equal $1.00, subject to further adjustment as set forth therein. As a result of the price adjustment feature, the number of shares of the Company’s common stock issuable upon exercise of the Warrants and conversion of the Notes was increased upon the acquisition of Forever 8 Fund, LLC on October 1, 2022.

As a result of the adjustment of the Note and Warrant conversion and exercise price, respectively, in the Waiver, the exercise price of (i) warrants to purchase up to 773,333 shares of the Company’s common stock held by Palladium Capital Group, LLC, (ii) warrants to purchase up to 3,333,333 shares of the Company’s common stock held by the Investor, and (iii) warrants to purchase up to 1,500,000 shares of the Company’s common stock held by BHP Capital NY, Inc. was adjusted to $1.00 per share of the Company’s common stock.

The warrants issued by the Company were modified to reduce the exercise price, which also increased the number of warrants to purchase common stock. The warrant modification expense of $25,318,519 was computed on the modification date using a per share price of $0.79 per share. The fair value was estimated using the Black Scholes option pricing models with the following assumptions:

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years
Palladium Capital Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years
BHP Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years